Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended	64 Months Ended	76 Months Ended	88 Months Ended	100 Months Ended	112 Months Ended
	Apr. 16, 2016	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
IPS Strategic Capital Absolute Return Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											IPS Strategic Capital Absolute Return Fund
Accumulated Value	$ 10,000	$ 10,540	$ 10,683	$ 12,051	$ 11,661	$ 12,480	$ 14,618	$ 13,218	$ 13,929	$ 16,678	$ 18,279
IPS Strategic Capital Absolute Return Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 10,000	$ 10,521	$ 12,229	$ 14,634	$ 15,061	$ 18,365	$ 24,089	$ 21,384	$ 24,794	$ 31,522	$ 36,527